Segment Information (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)
Segment Information (Textual)
Number of reportable segments | Segment	2	2
Goodwill	$ 6,736,043	$ 6,736,043	$ 6,736,043
South America [Member]
Segment Information (Textual)
Gross long lived assets	700,000	800,000
Goodwill	100,000	200,000
Africa [Member]
Segment Information (Textual)
Gross long lived assets	2,200,000	2,100,000
Goodwill	1,700,000	1,600,000
North America [Member]
Segment Information (Textual)
Gross long lived assets	7,300,000	7,400,000
Goodwill	$ 4,900,000	$ 4,900,000